DEFERRED GRANT	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Deferred Grant
DEFERRED GRANT

3.	DEFERRED GRANT

The Company’s subsidiary, VBV, entered into a grant agreement (along with other beneficiaries) with the Horizon Europe, which is a program delegated under the European Commission, to provide technical expertise on artificial intelligence.

Under the grant agreement, VBV received $226,877 (€209,056) on July 24, 2024 and $169,000 (€146,339) on November 7, 2025. The funds under this agreement are to reimburse the Company for amounts spent on the project. The Company is required to submit their costs incurred related to the project and only approved expenses under the project are reimbursed.

Of the expenses incurred in connection with the grant agreement, $14,699 (March 31, 2025 - $17,944) are included in accounts payable, with $28,609 (March 31, 2025 - $67,732) remaining in restricted cash as of December 31, 2025. Grant income of $210,339 (December 31, 2024 - $98,105) was recognized during the nine months ended December 31, 2025.

	December 31, 2025	March 31, 2025
Balance, beginning of the year	$67,732	$-
Grant received	169,000	226,877
Expenses on the project	(199,959)	(156,885)
Exchange difference	4,966	(2,260)
Balance, end of the period	$41,739	$67,732

3. DEFERRED GRANT

The Company’s subsidiary, VBV, entered into a grant agreement (alongside other beneficiaries) with the Horizon Europe, which is delegated under the European Commission, to provide technical expertise on artificial intelligence.

Under the grant agreement, VBV received $226,877 (€209,056) on July 24, 2024, upon the execution of the agreement. The funds under this agreement are to reimburse the Company for amounts spent on the project. The Company is required to submit their costs incurred related to the project and only approved expenses under the project are reimbursed.

Of the expenses incurred, $17,944 (2024 - $Nil) are outstanding in accounts payable and accrued liabilities, with $67,732 (2024 - $Nil) remaining in restricted cash. Grant income of $156,885 (2024 - $154,709) was recognized for the year ended March 31, 2025.

	March 31, 2025	March 31, 2024
Balance, beginning of the year	$-	$-
Grant received	226,877	154,709
Expenses on the project	(156,885)	(154,709)
Exchange difference	(2,260)	-
Balance, end of the year	$67,732	$-

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)